UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7878

DREYFUS LIFETIME PORTFOLIOS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/07

FORM N-Q
Item 1. Schedule of Investments.
STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth Portfolio
December 31, 2007 (Unaudited)

Common Stocks--72.0%	Shares	Value ($)

Consumer Discretionary--8.7%
AutoZone	1,200 a	143,892
Choice Hotels International	6,450	214,140
Coach	3,850 a	117,733
EchoStar Communications, Cl. A	4,350 a	164,082
Harley-Davidson	2,400	112,104
International Game Technology	3,600	158,148
Marvel Entertainment	6,350 a	169,609
McDonald's	8,300	488,953
Newell Rubbermaid	6,000	155,280
News, Cl. A	8,200	168,018
NIKE, Cl. B	3,850	247,324
Priceline.com	900 a	103,374
Sotheby's	3,650	139,065
Viacom, Cl. B	3,000 a	131,760
Walt Disney	11,700	377,676
Yum! Brands	6,700	256,409
		3,147,567
Consumer Staples--5.7%
Altria Group	2,900	219,182
Campbell Soup	4,150	148,279
Herbalife	4,150	167,162
Kellogg	3,600	188,748
PepsiCo	5,450	413,655
Procter & Gamble	7,550	554,321
Reynolds American	5,700	375,972
		2,067,319
Energy--9.3%
Chevron	6,450	601,978
ConocoPhillips	6,750	596,025
Exxon Mobil	12,750	1,194,547
Marathon Oil	4,600	279,956
Occidental Petroleum	4,250	327,208
Transocean	619 a	88,610
Valero Energy	4,000	280,120
		3,368,444
Financial--12.5%
Aegon	10,800	189,324
American Express	1,750	91,035
American International Group	6,250	364,375
Bank of America	9,100	375,466
Bank of Montreal	1,550	87,730
Chubb	5,250	286,545
Citigroup	4,600	135,424
Deutsche Bank	1,500	194,115
Federated Investors, Cl. B	3,800	156,408
Goldman Sachs Group	1,750	376,338
Greenhill & Co.	1,750	116,340
Hartford Financial Services Group	2,400	209,256
JPMorgan Chase & Co.	11,000	480,150
Lehman Brothers Holdings	1,350	88,344
M & T Bank	1,550	126,434
MetLife	3,450	212,589

Morgan Stanley	4,850	257,584
Nymex Holdings	1,300	173,693
ProLogis	2,950	186,971
Public Storage	1,400	102,774
TD Ameritrade Holding	8,100 a	162,486
Waddell & Reed Financial, Cl. A	4,300	155,187
		4,528,568
Health Care--8.2%
Alcon	1,250	178,800
Amgen	6,100 a	283,284
Becton, Dickinson & Co.	2,050	171,339
Cardinal Health	2,750	158,812
CIGNA	3,600	193,428
Eli Lilly & Co.	2,900	154,831
Endo Pharmaceuticals Holdings	7,700 a	205,359
Forest Laboratories	2,850 a	103,882
Genzyme	1,500 a	111,660
Johnson & Johnson	1,450	96,715
Lincare Holdings	4,600 a	161,736
Medtronic	2,600	130,702
Merck & Co.	4,000	232,440
Pfizer	20,850	473,921
UnitedHealth Group	2,900	168,780
Wyeth	3,600	159,084
		2,984,773
Industrial--8.1%
Cummins	750	95,527
Deere & Co.	2,100	195,552
General Dynamics	3,050	271,419
General Electric	14,700	544,929
Jacobs Engineering Group	1,550 a	148,196
Lockheed Martin	1,900	199,994
Northrop Grumman	1,750	137,620
Parker Hannifin	2,650	199,572
Raytheon	6,600	400,620
Republic Services	4,000	125,400
Tyco International	5,350	212,127
United Technologies	5,000	382,700
		2,913,656
Information Technology--12.2%
Accenture, Cl. A	8,200	295,446
Apple	1,250 a	247,600
Applied Materials	13,750	244,200
ASML Holding (NY Shares)	4,077 a	127,569
Autodesk	3,000 a	149,280
Cisco Systems	9,250 a	250,397
Dell	7,100 a	174,021
Google, Cl. A	300 a	207,444
Hewlett-Packard	3,100	156,488
International Business Machines	3,900	421,590
Lexmark International, Cl. A	2,850 a	99,351
MasterCard, Cl. A	750	161,400
Microsoft	18,750	667,500
Nokia, ADR	6,700	257,213
Novell	20,500 a	140,835
QLogic	10,300 a	146,260
QUALCOMM	2,650	104,278
Teradyne	6,850 a	70,829
Texas Instruments	6,500	217,100

Western Union	6,600	160,248
Xerox	6,700	108,473
		4,407,522
Materials--2.4%
Dow Chemical	2,400	94,608
Freeport-McMoRan Copper & Gold	1,400	143,416
Methanex	6,100	168,360
Monsanto	1,400	156,366
Nucor	2,000	118,440
United States Steel	1,550	187,411
		868,601
Telecommunication Services--2.6%
AT & T	14,800	615,088
Rogers Communications, Cl. B	2,750	124,438
Windstream	14,250	185,535
		925,061
Utilities--2.3%
Consolidated Edison	2,850	139,222
Constellation Energy Group	1,800	184,554
Mirant	5,600 a	218,288
Sempra Energy	4,650	287,742
		829,806
Total Common Stocks
(cost $21,842,147)		26,041,317

	Principal
Short-Term Investments--2.6%	Amount ($)	Value ($)

U.S. Treasury Bills;
2.95%, 3/6/08
(cost $944,940)	950,000 [b]	944,889

Other Investment--30.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,909,000)	10,909,000 [c]	10,909,000

Total Investments (cost $33,696,087)	104.7%	37,895,206
Liabilities, Less Cash and Receivables	(4.7%)	(1,710,148)
Net Assets	100.0%	36,185,058

ADR - American Depository Receipts
a Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
December 31, 2007 (Unaudited)

Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2007 ($)

Financial Futures Long
CAC 40	2	165,410	March 2008	2,711

DJ Euro Stoxx 50	26	1,683,295	March 2008	31,450
FTSE 100	10	1,281,640	March 2008	26,687
Hang Seng	1	178,936	January 2008	(2,222)
Russell 2000	17	6,563,700	March 2008	11,390
SPI ASX 200 Index	2	278,201	March 2008	5,779
Topix	7	922,415	March 2008	(62,529)
				13,266

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Income Portfolio
December 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--68.4%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.5%
General Dynamics,
Sr. Notes	5.38	8/15/15	25,000	25,765
United Technologies,
Sr. Unscd. Notes	7.13	11/15/10	50,000	53,632
				79,397
Automobile Manufacturers--.3%
DaimlerChrysler N.A. Holding,
Gtd. Notes	8.00	6/15/10	50,000	53,360
Banks--6.8%
Bank of America,
Sub. Notes	5.30	3/15/17	35,000	34,094
Bank One,
Sub. Notes	5.90	11/15/11	40,000	41,569
Bayerische Landesbank/New York,
Sub. Notes	5.88	12/1/08	100,000	101,860
Deutsche Bank Financial,
Bank Gtd. Notes	5.38	3/2/15	70,000	70,022
HSBC Holdings,
Sub. Notes	5.25	12/12/12	95,000	95,181
HSBC Holdings,
Sub. Notes	7.50	7/15/09	100,000	103,825
KFW,
Govt. Gtd. Notes	4.63	1/20/11	140,000	145,254
Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	35,000	36,723
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	160,000	165,620
Sanwa Finance Aruba,
Bank Gtd. Notes	8.35	7/15/09	100,000	105,086
SMBC International Finance,
Gtd. Notes	8.50	6/15/09	150,000	159,504
Wachovia,
Sub. Notes	5.63	10/15/16	40,000	39,506
Wachovia,
Sr. Notes	5.75	6/15/17	20,000	19,914
				1,118,158
Building & Construction--.2%
CRH America,
Gtd. Notes	5.30	10/15/13	25,000	24,494
Cable & Media--.2%
Comcast,
Gtd. Notes	4.95	6/15/16	35,000	33,014
Chemicals--.6%
Dow Chemical,
Sr. Notes	6.13	2/1/11	50,000	51,911
Monsanto,
Sr. Unscd. Notes	7.38	8/15/12	35,000	38,197
				90,108
Diversified Financial Services--5.8%
American International Group,
Sr. Unscd. Notes	4.25	5/15/13	35,000 a	33,334
AXA Financial,
Sr. Notes	7.75	8/1/10	75,000	80,586
Capital One Financial,

Sr. Unscd. Notes	6.75	9/15/17	20,000	19,216
CIT Group,
Sr. Notes	5.13	9/30/14	40,000	35,283
Citigroup,
Sr. Uscd. Notes	5.30	1/7/16	45,000 b	44,199
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	70,000	72,498
European Investment Bank,
Bonds	5.13	9/13/16	30,000	31,381
General Electric Capital,
Sr. Unscd. Notes	5.40	2/15/17	20,000	20,257
General Electric Capital,
Notes, Ser. A	5.45	1/15/13	45,000	46,431
General Electric Capital,
Sr. Unscd. Notes, Ser. A	7.38	1/19/10	25,000	26,511
Goldman Sachs Group,
Sr. Notes	5.35	1/15/16	35,000	34,737
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	30,000	29,348
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	50,000	52,947
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	30,000	30,883
HSBC Finance,
Notes	5.00	6/30/15	45,000	42,983
International Lease Finance,
Sr. Unscd. Notes	5.00	4/15/10	130,000	129,684
Lehman Brothers Holdings,
Sub. Notes	6.50	7/19/17	30,000	30,409
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	70,000	68,891
Prudential Financial,
Sr. Unscd. Notes	5.50	3/15/16	40,000	39,749
Travelers Cos.,
Jr. Sub. Debs.	6.25	3/15/67	70,000 a	65,757
				935,084
Electric Utilities--1.0%
Centerpoint Energy,
Sr. Unscd. Notes	5.95	2/1/17	35,000	34,735
Florida Power,
First Mortgage Bonds	5.10	12/1/15	50,000	49,330
Hydro Quebec,
Gtd. Debs., Ser. JL	6.30	5/11/11	30,000	32,149
Ohio Power,
Sr. Unscd. Notes, Ser. K	6.00	6/1/16	40,000	40,500
				156,714
Entertainment--.4%
Viacom,
Sr. Notes	6.25	4/30/16	60,000	60,461
Food & Beverages--1.6%
Bottling Group,
Sr. Unscd. Notes	5.50	4/1/16	29,000	29,584
ConAgra Foods,
Unscd. Notes	7.88	9/15/10	55,000	59,070
General Mills,
Unsub. Notes	5.70	2/15/17	35,000	34,619
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	75,000	77,679
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	50,000	51,976
				252,928

Foreign/Governmental--2.0%
European Investment Bank,
Bonds	4.63	10/20/15	35,000	35,793
Export-Import Bank of Korea,
Notes	5.13	3/16/15	95,000	92,353
International Bank for
Reconstruction & Development,
Notes	3.63	5/21/13	80,000	79,153
Province of Manitoba Canada,
Debs., Ser. FH	4.90	12/6/16	25,000	25,490
Province of Ontario Canada,
Unsub. Notes	4.50	2/3/15	20,000	20,049
Republic of Italy,
Unsub. Notes	5.63	6/15/12	35,000	37,407
United Mexican States,
Notes	5.63	1/15/17	34,000	34,544
				324,789
Health Care--.7%
Abbott Laboratories,
Sr. Unscd. Notes	4.35	3/15/14	60,000	58,189
Astrazeneca,
Sr. Unsub. Notes	5.90	9/15/17	25,000	26,300
Baxter International,
Sr. Unscd. Notes	4.63	3/15/15	15,000	14,427
Wyeth,
Unscd. Notes	5.50	2/15/16	15,000	15,269
				114,185
Industrial--.4%
Cox Communications,
Sr. Notes	5.45	12/15/14	25,000	24,536
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	35,000	35,485
				60,021
Media--.6%
Time Warner Entertainment,
Sr. Notes	8.88	10/1/12	80,000	89,904
Oil & Gas--1.1%
ConocoPhillips Canada Funding,
Gtd. Notes	5.63	10/15/16	30,000	30,983
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	50,000	49,601
KeySpan,
Sr. Unsub. Notes	7.63	11/15/10	25,000	26,969
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.13	3/15/12	40,000	42,796
PC Financial Partnership,
Gtd. Notes	5.00	11/15/14	25,000	24,349
				174,698
Property & Casualty Insurance--.2%
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	20,000	19,581
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	20,000	20,059
				39,640
Real Estate Investment Trusts--1.4%
Brookfield Asset Management,
Sr. Unscd. Notes	7.13	6/15/12	100,000	107,453
ERP Operating,
Sr. Unscd. Notes	6.63	3/15/12	40,000	41,560
Health Care Properties,
Sr. Unscd. Notes	6.00	1/30/17	25,000	23,583

Prologis,
Scd. Notes	5.63	11/15/15	55,000	52,693
				225,289
Retail--1.6%
Federated Department Stores,
Sr. Notes	6.63	4/1/11	50,000	52,292
Nordstrom,
Sr. Unscd. Notes	5.63	1/15/09	200,000	200,588
				252,880
Technology--.9%
Electronic Data Systems,
Sr. Unsub. Notes, Ser. B	6.50	8/1/13	55,000 a	55,678
International Business Machines,
Sr. Unscd. Notes	4.75	11/29/12	85,000	85,717
				141,395
Telecommunications--1.7%
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	100,000 a	106,819
SBC Communications,
Sr. Unscd. Notes	5.10	9/15/14	35,000	34,686
Sprint Capital,
Gtd. Notes	8.38	3/15/12	60,000	65,039
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	30,000	28,933
Vodafone Group,
Unscd. Notes	5.63	2/27/17	40,000	39,901
				275,378
Transportation--.2%
Union Pacific,
Sr. Unscd. Notes	6.50	4/15/12	25,000	26,450
U.S. Government Agencies--12.4%
Federal Farm Credit Banks,
Bonds	5.13	8/25/16	25,000	26,195
Federal Home Loan Banks,
Bonds	3.75	8/18/09	220,000	220,651
Federal Home Loan Banks,
Bonds, Ser. 567	4.38	9/17/10	130,000	132,608
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	95,000	97,369
Federal Home Loan Banks,
Bonds	4.75	12/16/16	50,000	51,140
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	50,000	52,506
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	50,000	50,494
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/13	75,000	76,870
Federal Home Loan Mortgage Corp.,
Notes	5.00	7/15/14	110,000	115,627
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	40,000	42,398
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	260,000	265,793
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	90,000	96,403
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	150,000	160,843
Federal National Mortgage
Association, Notes	4.38	9/15/12	50,000	51,073
Federal National Mortgage
Association, Notes	5.00	3/15/16	80,000	83,741

Federal National Mortgage
Association, Notes	5.38	6/12/17	75,000	79,819
Federal National Mortgage
Association, Notes	6.13	3/15/12	115,000	125,057
Federal National Mortgage
Association, Sub. Notes	6.25	2/1/11	40,000	42,873
Federal National Mortgage
Association, Notes	6.63	9/15/09	205,000	215,243
Federal National Mortgage
Association, Notes	6.63	11/15/10	40,000	43,277
				2,029,980
U.S. Government Securities--27.8%
U.S. Treasury Bonds	7.25	5/15/16	130,000	159,900
U.S. Treasury Bonds	8.75	5/15/17	185,000 b	251,745
U.S. Treasury Bonds	12.00	8/15/13	130,000	136,805
U.S. Treasury Bonds	12.50	8/15/14	50,000	57,336
U.S. Treasury Notes	3.13	4/15/09	65,000 b	65,051
U.S. Treasury Notes	3.38	10/15/09	170,000 b	171,102
U.S. Treasury Notes	3.50	2/15/10	210,000 b	211,887
U.S. Treasury Notes	3.63	7/15/09	220,000 b	221,822
U.S. Treasury Notes	3.63	1/15/10	260,000 b	263,088
U.S. Treasury Notes	3.88	2/15/13	215,000 b	219,367
U.S. Treasury Notes	4.00	6/15/09	400,000 b	405,344
U.S. Treasury Notes	4.00	3/15/10	155,000 b	158,233
U.S. Treasury Notes	4.25	8/15/14	155,000 b	160,316
U.S. Treasury Notes	4.25	8/15/15	300,000 b	308,016
U.S. Treasury Notes	4.25	11/15/17	125,000	127,217
U.S. Treasury Notes	4.50	2/15/09	355,000 b	360,464
U.S. Treasury Notes	4.50	3/31/12	200,000 b	209,094
U.S. Treasury Notes	4.50	4/30/12	210,000 b	219,434
U.S. Treasury Notes	4.63	2/29/12	70,000 b	73,478
U.S. Treasury Notes	4.63	11/15/16	205,000 b	214,754
U.S. Treasury Notes	4.75	5/31/12	215,000 b	226,976
U.S. Treasury Notes	4.88	5/31/11	270,000 b	284,639
				4,506,068
Total Bonds and Notes
(cost $10,969,030)				11,064,395
			Principal
Short-Term Investments--3.7%			Amount ($)	Value ($)

U.S. Treasury Bills;
2.95%, 3/6/08			500,000 [c]	497,310
3.44%, 1/31/08			100,000 [c]	99,766
Total Short-Term Investments
(cost $597,050)				597,076

Other Investment--29.2%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,722,000)			4,722,000 [d]	4,722,000

Investment of Cash Collateral for
Securities Loaned--24.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,996,839)			3,996,839 [d]	3,996,839

Total Investments (cost $20,284,919)			126.0%	20,380,310
Liabilities, Less Cash and Receivables			(26.0%)	(4,203,294)
Net Assets			100.0%	16,177,016

a	Variable rate security--interest rate subject to periodic change.
b	All or a portion of these securities are on loan. At December 31, 2007, the total market value of the portfolio's securities on loan is $3,915,176 and the total market value of the collateral held by the portfolio is $3,996,839.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

STATEMENT OF FINANCIAL FUTURES December 31, 2007 (Unaudited)
Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2007 ($)

Financial Futures Long
Standard & Poor's 500	10	3,693,000	March 2008	11,763

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth & Income Portfolio
December 31, 2007 (Unaudited)

Common Stocks--47.4%	Shares	Value ($)

Consumer Discretionary--5.7%
AutoZone	1,500 a	179,865
Choice Hotels International	8,200	272,240
Coach	5,000 a	152,900
EchoStar Communications, Cl. A	5,600 a	211,232
Harley-Davidson	3,000	140,130
International Game Technology	4,600	202,078
Marvel Entertainment	8,100 a,b	216,351
McDonald's	10,500	618,555
Newell Rubbermaid	7,600	196,688
News, Cl. A	10,600	217,194
NIKE, Cl. B	4,800	308,352
Priceline.com	1,200 a	137,832
Sotheby's	4,700	179,070
Viacom, Cl. B	3,850 a	169,092
Walt Disney	15,000	484,200
Yum! Brands	8,800	336,776
		4,022,555
Consumer Staples--3.8%
Altria Group	3,800	287,204
Campbell Soup	5,400	192,942
Herbalife	5,400	217,512
Kellogg	4,600	241,178
PepsiCo	7,100	538,890
Procter & Gamble	9,600	704,832
Reynolds American	7,000 b	461,720
		2,644,278
Energy--6.1%
Chevron	8,200	765,306
ConocoPhillips	8,800	777,040
Exxon Mobil	16,300	1,527,147
Marathon Oil	5,900	359,074
Occidental Petroleum	5,500	423,445
Transocean	809 a	115,808
Valero Energy	5,200	364,156
		4,331,976
Financial--8.3%
Aegon	13,900	243,667
American Express	2,300	119,646
American International Group	8,000	466,400
Bank of America	11,800	486,868
Bank of Montreal	2,100	118,860
Chubb	6,900	376,602
Citigroup	6,000	176,640
Deutsche Bank	2,000	258,820
Federated Investors, Cl. B	4,800	197,568
Goldman Sachs Group	2,100	451,605
Greenhill & Co.	2,300	152,904
Hartford Financial Services Group	3,000	261,570
JPMorgan Chase & Co.	14,100	615,465
Lehman Brothers Holdings	1,800	117,792
M & T Bank	2,100	171,297
MetLife	4,300	264,966
Morgan Stanley	6,300	334,593
Nymex Holdings	1,600	213,776

ProLogis	3,900	247,182
Public Storage	2,000	146,820
TD Ameritrade Holding	10,300 a	206,618
Waddell & Reed Financial, Cl. A	5,500	198,495
		5,828,154
Health Care--5.4%
Alcon	1,600	228,864
Amgen	7,800 a	362,232
Becton, Dickinson & Co.	2,700	225,666
Cardinal Health	3,500	202,125
CIGNA	4,600	247,158
Eli Lilly & Co.	3,600	192,204
Endo Pharmaceuticals Holdings	9,800 a	261,366
Forest Laboratories	3,500 a	127,575
Genzyme	2,000 a	148,880
Johnson & Johnson	2,000	133,400
Lincare Holdings	5,900 a	207,444
Medtronic	3,200	160,864
Merck & Co.	5,200	302,172
Pfizer	26,800	609,164
UnitedHealth Group	3,800	221,160
Wyeth	4,500	198,855
		3,829,129
Industrial--5.3%
Cummins	900	114,633
Deere & Co.	2,700	251,424
General Dynamics	4,000	355,960
General Electric	18,900	700,623
Jacobs Engineering Group	2,100 a	200,781
Lockheed Martin	2,500	263,150
Northrop Grumman	2,300	180,872
Parker Hannifin	3,000	225,930
Raytheon	8,500	515,950
Republic Services	5,200	163,020
Tyco International	6,900	273,585
United Technologies	6,500	497,510
		3,743,438
Information Technology--8.0%
Accenture, Cl. A	10,400	374,712
Apple	1,500 a	297,120
Applied Materials	17,600	312,576
ASML Holding (NY Shares)	5,144 a	160,956
Autodesk	3,900 a	194,064
Cisco Systems	12,000 a	324,840
Dell	9,100 a	223,041
Google, Cl. A	400 a	276,592
Hewlett-Packard	3,900	196,872
International Business Machines	5,000	540,500
Lexmark International, Cl. A	3,600 a	125,496
MasterCard, Cl. A	900	193,680
Microsoft	24,100	857,960
Nokia, ADR	8,700	333,993
Novell	26,300 a	180,681
QLogic	13,200 a	187,440
QUALCOMM	3,400	133,790
Teradyne	8,900 a	92,026
Texas Instruments	8,400	280,560
Western Union	8,500	206,380
Xerox	8,600	139,234
		5,632,513
Materials--1.6%

Dow Chemical			3,000	118,260
Freeport-McMoRan Copper & Gold			1,900	194,636
Methanex			7,700 b	212,520
Monsanto			1,900	212,211
Nucor			2,500	148,050
United States Steel			2,100	253,911
				1,139,588
Telecommunication Services--1.7%
AT & T			18,900	785,484
Rogers Communications, Cl. B			3,400	153,850
Windstream			18,200	236,964
				1,176,298
Utilities--1.5%
Consolidated Edison			3,600	175,860
Constellation Energy Group			2,400	246,072
Mirant			7,200 a,b	280,656
Sempra Energy			6,000	371,280
				1,073,868
Total Common Stocks
(cost $28,134,805)				33,421,797

	Coupon	Maturity	Principal
Bonds and Notes--35.8%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
Boeing,
Sr. Unscd. Notes	5.13	2/15/13	55,000	56,255
United Technologies,
Sr. Unscd. Notes	7.13	11/15/10	40,000	42,905
				99,160
Automobile Manufacturers--.0%
Johnson Controls,
Sr. Notes	5.50	1/15/16	25,000	24,673
Banks--2.6%
Bank of America,
Sr. Notes	4.88	1/15/13	115,000	114,043
Bank of America,
Sub. Notes	5.75	8/15/16	70,000	70,243
Bank One,
Sub. Notes	5.90	11/15/11	165,000	171,471
BB & T,
Sub. Notes	4.75	10/1/12	85,000	83,348
Deutsche Bank Financial,
Bank Gtd. Notes	5.38	3/2/15	45,000	45,014
First Union,
Sub. Notes	7.80	8/18/10	95,000	102,444
Fleet National Bank,
Sub. Notes	5.75	1/15/09	235,000	235,877
HSBC Bank,
Sub. Notes	6.95	3/15/11	160,000	173,844
Inter-American Development Bank,
Notes	5.13	9/13/16	55,000	57,927
JPMorgan Chase & Co.,
Sub. Notes	5.75	1/2/13	50,000	51,008
KFW,
Gov't Gtd. Notes	4.88	1/17/17	65,000	67,090
KFW,
Gov't Gtd. Notes	5.13	3/14/16	35,000	36,706
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	40,000	40,049
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	55,000	53,623

Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	55,000	57,707
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	100,000	103,513
Sanwa Bank,
Sr. Sub. Notes	7.40	6/15/11	80,000 b	86,589
Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	41,716
U.S. Bank,
Sub. Notes	6.38	8/1/11	110,000	115,458
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	24,691
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	26,153
Wells Fargo,
Sub. Notes	5.13	9/15/16	30,000	29,167
Zions Bancorporation,
Sub. Notes	5.50	11/16/15	65,000	61,052
				1,848,733
Building & Construction--.2%
Centex,
Sr. Unscd. Notes	6.50	5/1/16	35,000	31,155
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	48,988
CRH America,
Gtd. Notes	6.00	9/30/16	65,000	63,676
				143,819
Chemicals--.2%
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.75	11/15/12	55,000	54,820
Potash of Saskatchewan,
Unscd. Notes	7.75	5/31/11	70,000	76,037
				130,857
Commercial & Professional Services--.1%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	60,000	60,213
PHH,
Sr. Unscd. Notes	7.13	3/1/13	35,000	36,005
				96,218
Consumer Products--.1%
Kimberly-Clark,
Sr. Notes	6.13	8/1/17	40,000	42,221
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	35,000	35,517
				77,738
Diversified Financial Services--3.5%
American Express,
Sr. Unscd. Notes	5.50	9/12/16	55,000	54,770
American General Finance,
Sr. Unscd. Notes, Ser. I	5.40	12/1/15	40,000	36,945
Bear Stearns,
Unscd. Notes	5.30	10/30/15	55,000	50,467
Capital One Financial,
Sr. Unscd. Notes	5.70	9/15/11	40,000	38,674
Citigroup,
Sr. Sub. Notes	5.00	9/15/14	150,000	143,126
Credit Suisse USA,
Gtd. Notes	4.70	6/1/09	275,000	275,185
European Investment Bank,
Notes	5.25	6/15/11	105,000	109,849
General Electric Capital,

Sr. Unscd. Notes, Ser. A	3.13	4/1/09	90,000	88,835
General Electric Capital,
Sr. Unscd. Notes, Ser. A	4.75	9/15/14	55,000	54,448
General Electric Capital,
Sr. Unscd. Notes	5.38	10/20/16	30,000	30,436
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	70,000	73,455
Goldman Sachs Group,
Notes	5.13	1/15/15	35,000	34,432
Goldman Sachs Group,
Sr. Notes	5.35	1/15/16	60,000	59,549
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	75,000	73,371
Goldman Sachs Group,
Sr. Notes	6.25	9/1/17	70,000	72,953
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	55,000	58,241
Hartford Financial Services Group,
Sr. Unscd. Notes	5.38	3/15/17	40,000	38,721
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	55,000	56,618
Household Finance,
Sr. Unscd. Notes	8.00	7/15/10	160,000	170,637
International Lease Finance,
Sr. Unscd. Notes	5.88	5/1/13	50,000	50,886
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	80,000	87,190
JPMorgan Chase,
Sr. Unscd. Notes	4.75	3/1/15	60,000 b	57,284
Lehman Brothers Holdings,
Notes, Ser. G	4.80	3/13/14	60,000	55,915
Lehman Brothers Holdings,
Sub. Notes	6.50	7/19/17	50,000	50,682
Merrill Lynch & Co.,
Notes	5.45	7/15/14	45,000	44,302
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.00	2/17/09	100,000	100,844
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	105,000	104,853
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	100,000	105,169
Pemex Finance,
Notes	9.03	2/15/11	117,000	123,728
SLM,
Unscd. Notes, Ser. A	5.00	10/1/13	50,000	43,878
Travelers Cos.,
Jr. Sub. Debs.	6.25	3/15/37	50,000 c	46,969
Western Union,
Gtd. Notes	5.93	10/1/16	55,000	54,976
				2,447,388
Diversified Metals & Mining--.2%
Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000 b	38,808
Alcoa,
Sr. Unscd. Notes	7.38	8/1/10	85,000	89,732
				128,540
Electric Utilities--.8%
Consolidated Edison,
Debs.	4.88	2/1/13	55,000	54,878
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	45,000	42,424

NiSource Finance,
Gtd. Notes	7.88	11/15/10	100,000	106,150
Ohio Edison,
Sr. Unscd. Notes	6.40	7/15/16	75,000	76,933
PPL Electric Utilities,
Scd. Bonds	6.25	8/15/09	100,000	102,470
Public Service of Colorado,
First Mortgage Bonds, Ser. 12	4.88	3/1/13	50,000	49,139
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	24,293
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	30,000	29,886
Wisconsin Energy,
Sr. Unsub. Notes	6.50	4/1/11	50,000	52,406
				538,579
Food & Beverages--.6%
Anheuser-Busch Cos.,
Sr. Unscd. Bonds	5.00	1/15/15	55,000	54,332
Coca-Cola Enterprises,
Debs.	8.50	2/1/12	35,000	39,843
ConAgra Foods,
Sr. Unscd. Notes	6.75	9/15/11	145,000	152,592
Safeway,
Sr. Unscd. Notes	6.35	8/15/17	55,000	57,428
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	85,000	88,359
				392,554
Foreign/Governmental--1.3%
African Development Bank,
Sub. Notes	6.88	10/15/15	45,000	50,784
Asian Development Bank,
Notes	4.25	10/20/14	60,000	60,462
European Investment Bank,
Sr. Notes	4.00	3/3/10	250,000	251,893
International Bank for
Reconstruction & Development,
Notes	5.00	4/1/16	35,000	36,882
Province of Manitoba Canada,
Debs., Ser. FH	4.90	12/6/16	45,000	45,882
Quebec Province,
Unscd. Debs.	4.88	5/5/14	45,000	46,283
Quebec Province,
Bonds	5.13	11/14/16	30,000	31,070
Republic of Chile,
Unsub. Bonds	5.50	1/15/13	125,000 b	130,702
Republic of Italy,
Unsub. Notes	5.63	6/15/12	125,000	133,597
Republic of Poland,
Bonds	5.00	10/19/15	40,000	40,645
United Mexican States,
Notes	5.63	1/15/17	20,000	20,320
United Mexican States,
Notes	6.63	3/3/15	65,000	70,610
				919,130
Health Care--.4%
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	35,000	36,619
Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000	52,040
Cardinal Health,
Unsub. Bonds	4.00	6/15/15	60,000	55,299

Eli Lilly,
Unsub. Notes	5.20	3/15/17	50,000	50,050
Unitedhealth Group,
Sr. Unscd. Notes	4.88	4/1/13	70,000	69,057
Wyeth,
Unsub. Notes	5.50	2/1/14	25,000	25,424
				288,489
Hotels & Motels--.1%
Marriot International,
Notes	6.38	6/15/17	50,000	51,390
Manufacturing--.1%
General Electric,
Notes	5.00	2/1/13	80,000	81,108
Media--.3%
Comcast Cable Communications
Holdings, Gtd. Notes	6.75	1/30/11	170,000	177,855
Cox Communications,
Sr. Notes	5.45	12/15/14	45,000	44,164
				222,019
Oil & Gas--.7%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	70,000	74,067
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000	47,618
ConocoPhillips,
Unscd. Notes	8.75	5/25/10	75,000	82,212
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	34,721
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.13	3/15/12	85,000	90,941
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	55,000	55,964
Sempra Energy,
Sr. Unscd. Notes	7.95	3/1/10	25,000	26,725
Valero Energy,
Sr. Notes	6.13	6/15/17	50,000	50,904
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	35,306
				498,458
Paper & Forest Products--.2%
International Paper,
Sr. Unscd. Notes	6.75	9/1/11	100,000	106,041
Property & Casualty Insurance--.5%
Allstate,
Sr. Unscd. Notes	7.20	12/1/09	65,000	68,551
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	60,177
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	35,000	36,325
Prudential Financial,
Notes, Ser. C	4.75	6/13/15	55,000	51,442
Safeco,
Unscd. Notes	4.88	2/1/10	90,000	90,082
St. Paul Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	40,000	39,788
				346,365
Real Estate Investment Trusts--.3%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	85,000	78,861
ERP Operating,
Sr. Unscd. Notes	6.63	3/15/12	30,000	31,170

Health Care Properties,
Sr. Unscd. Notes	6.00	1/30/17	30,000	28,299
iStar Financial,
Sr. Unscd. Notes, Ser. 1	5.88	3/15/16	35,000	28,615
Simon Property Group,
Unsub. Notes	5.75	12/1/15	35,000	34,047
				200,992
Retail--.4%
CVS Caremark,
Unscd. Notes	4.88	9/15/14	30,000	29,015
Federated Department Stores,
Sr. Notes	6.63	4/1/11	55,000	57,522
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	47,449
Kohl's,
Unsub. Notes	6.30	3/1/11	20,000	20,913
Lowe's Cos.,
Sr. Unscd. Notes	5.00	10/15/15	25,000	24,142
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	130,000	135,917
				314,958
Technology--.3%
Hewlett-Packard,
Sr. Unscd. Notes	6.50	7/1/12	50,000	54,079
International Business Machines,
Sr. Unscd. Notes	4.25	9/15/09	105,000	105,712
Intuit,
Sr. Unscd. Notes	5.75	3/15/17	35,000	34,494
				194,285
Telecommunications--1.2%
AT & T Wireless,
Sr. Unscd. Notes	7.88	3/1/11	35,000	37,930
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	61,117
Embarq,
Sr. Unscd. Notes	6.74	6/1/13	70,000	72,488
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	87,000	93,248
SBC Communications,
Sr. Unscd. Notes	4.13	9/15/09	140,000	139,166
SBC Communications,
Sr. Unscd. Notes	5.10	9/15/14	75,000	74,328
Sprint Capital,
Gtd. Notes	8.38	3/15/12	40,000	43,359
Sprint Nextel,
Unscd. Notes	6.00	12/1/16	40,000	38,377
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	24,739
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	42,163
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000	25,161
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	85,000	91,174
Vodafone Group,
Unscd. Notes	5.38	1/30/15	85,000	83,945
				827,195
Transportation--.2%
Norfolk Southern,
Sr. Unscd. Notes	8.63	5/15/10	100,000	109,452
Union Pacific,

Sr. Unscd. Notes	6.50	4/15/12	25,000	26,450
				135,902
U.S. Government Agencies--6.8%
Federal Farm Credit Banks,
Bonds	4.13	4/15/09	110,000	110,484
Federal Farm Credit Banks,
Bonds	4.88	1/17/17	50,000	51,387
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	80,000	81,995
Federal Home Loan Banks,
Bonds	4.75	12/16/16	60,000	61,368
Federal Home Loan Banks,
Bonds	4.88	5/14/10	195,000	200,710
Federal Home Loan Banks,
Bonds	4.88	11/18/11	120,000	124,628
Federal Home Loan Banks,
Bonds	5.00	9/18/09	115,000	117,741
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000	84,010
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	60,000	63,876
Federal Home Loan Banks,
Bonds, Ser. 665	5.38	7/17/09	195,000	200,173
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	40,000	42,881
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	80,000	85,969
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	195,000	197,518
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	100,000	100,989
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	140,000	143,416
Federal Home Loan Mortgage Corp.,
Notes,	5.13	7/15/12	170,000	178,869
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	100,000	104,914
Federal Home Loan Mortgage Corp.,
Notes	5.25	5/21/09	280,000	285,859
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	110,000	116,921
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	100,000	105,995
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	320,000	327,130
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	50,000	53,558
Federal Home Loan Mortgage Corp.,
Jr. Sub. Notes	5.88	3/21/11	65,000	69,401
Federal Home Loan Mortgage Corp.,
Notes	6.63	9/15/09	20,000	20,999
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	140,000	151,589
Federal National Mortgage
Association, Bonds	4.38	3/15/13	60,000	61,142
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000	20,198
Federal National Mortgage
Association, Notes	4.63	10/15/13	135,000	139,143
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000	57,140

Federal National Mortgage
Association, Notes	5.00	5/11/17	80,000	82,999
Federal National Mortgage
Association, Notes	5.25	1/15/09	265,000	268,429
Federal National Mortgage
Association, Notes	5.38	6/12/17	70,000	74,497
Federal National Mortgage
Association, Notes	6.00	5/15/11	90,000	96,653
Federal National Mortgage
Association, Notes	6.13	3/15/12	130,000	141,368
Federal National Mortgage
Association, Notes	6.63	9/15/09	215,000	225,743
Federal National Mortgage
Association, Notes	6.63	11/15/10	290,000	313,759
Federal National Mortgage
Association, Notes	7.25	1/15/10	205,000	219,814
				4,783,265
U.S. Government Securities--14.6%
U.S. Treasury Bonds	7.25	5/15/16	105,000	129,150
U.S. Treasury Bonds	7.50	11/15/16	135,000 b	169,499
U.S. Treasury Bonds	8.75	5/15/17	150,000 b	204,117
U.S. Treasury Bonds	11.25	2/15/15	125,000 b	182,676
U.S. Treasury Notes	3.50	11/15/09	335,000 b	338,062
U.S. Treasury Notes	3.50	2/15/10	285,000 b	287,561
U.S. Treasury Notes	3.63	5/15/13	195,000 b	196,402
U.S. Treasury Notes	3.88	5/15/09	365,000	368,935
U.S. Treasury Notes	3.88	5/15/10	340,000 b	346,534
U.S. Treasury Notes	3.88	2/15/13	190,000 b	193,859
U.S. Treasury Notes	4.00	6/15/09	475,000 b	481,346
U.S. Treasury Notes	4.00	11/15/12	235,000 b	241,408
U.S. Treasury Notes	4.00	2/15/14	180,000 b	183,952
U.S. Treasury Notes	4.00	2/15/15	200,000 b	202,891
U.S. Treasury Notes	4.13	5/15/15	180,000 b	183,586
U.S. Treasury Notes	4.25	11/15/13	245,000 b	254,092
U.S. Treasury Notes	4.25	8/15/14	190,000 b	196,516
U.S. Treasury Notes	4.25	11/15/14	165,000 b	170,272
U.S. Treasury Notes	4.38	8/15/12	220,000 b	229,660
U.S. Treasury Notes	4.50	11/15/10	275,000	286,022
U.S. Treasury Notes	4.50	11/30/11	155,000 b	161,806
U.S. Treasury Notes	4.50	11/15/15	175,000 b	182,397
U.S. Treasury Notes	4.50	2/15/16	120,000 b	124,941
U.S. Treasury Notes	4.63	7/31/09	625,000 b	639,746
U.S. Treasury Notes	4.63	8/31/11	260,000 b	272,269
U.S. Treasury Notes	4.63	10/31/11	150,000 b	157,242
U.S. Treasury Notes	4.63	11/15/16	185,000 b	193,802
U.S. Treasury Notes	4.63	2/15/17	160,000 b	167,325
U.S. Treasury Notes	4.75	8/15/17	185,000 b	195,450
U.S. Treasury Notes	4.88	1/31/09	320,000	325,775
U.S. Treasury Notes	4.88	5/15/09	505,000 b	517,073
U.S. Treasury Notes	4.88	8/15/09	435,000 b	447,167
U.S. Treasury Notes	4.88	4/30/11	200,000 b	210,719
U.S. Treasury Notes	4.88	7/31/11	180,000 b	190,013
U.S. Treasury Notes	4.88	2/15/12	240,000 b	254,663
U.S. Treasury Notes	4.88	8/15/16	160,000 b	170,425
U.S. Treasury Notes	5.00	2/15/11	290,000 b	306,335
U.S. Treasury Notes	5.00	8/15/11	270,000 b	286,116
U.S. Treasury Notes	5.13	5/15/16	145,000 b	156,985
U.S. Treasury Notes	5.75	8/15/10	335,000 b	357,560
U.S. Treasury Notes	6.00	8/15/09	135,000 b	141,212
				10,305,561
Total Bonds and Notes

	(cost $24,971,562)		25,203,417
		Principal
	Short-Term Investments--1.4%	Amount ($)	Value ($)

	U.S. Treasury Bills;
	2.95%, 3/6/08
	(cost $994,674)	1,000,000 [d]	994,620

	Other Investment--16.8%	Shares	Value ($)

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $11,826,000)	11,826,000 [e]	11,826,000

	Investment of Cash Collateral for
	Securities Loaned--15.3%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Fund
	(cost $10,795,032)	10,795,032 [e]	10,795,032

	Total Investments (cost $76,722,073)	116.7%	82,240,866
	Liabilities, Less Cash and Receivables	(16.7%)	(11,749,919)
	Net Assets	100.0%	70,490,947

	ADR - American Depository Receipts
a	Non-income producing security.
b		All or a portion of these securities are on loan. At December 31, 2007, the total market value of the portfolio's securities
		on loan is $10,288,784 and the total market value of the collateral held by the fund is $10,795,032.
c		Variable rate security--interest rate subject to periodic change.
d		All or partially held by a broker as collateral for open financial futures positions.
e		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
December 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2007 ($)

Financial Futures Long
CAC 40	2	165,410	March 2008	2,711
DJ Euro Stoxx 50	19	1,230,101	March 2008	22,983
FTSE 100	7	897,148	March 2008	18,681
Hang Seng	1	178,936	January 2008	(2,222)
Russell 2000	22	8,494,200	March 2008	14,740
SPI ASX 200 Index	2	278,201	March 2008	5,779
Topix	6	790,641	March 2008	(53,597)
				9,075

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIFETIME PORTFOLIOS, INC.
By: /s/ J. David Officer J. David Officer President Date: February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ J. David Officer J. David Officer President Date: February 25, 2008 By: /s/ James Windels James Windels Treasurer Date: February 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)